Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is subject to United States federal and state income tax examinations by tax authorities for any years that have net operating losses open until the net operating losses are used.

The components of net loss before provision for income taxes for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
Domestic	$(10,595,457)	$(12,031,115)
Foreign	165,618	399,721
Net loss before provision for income taxes	$(10,429,839)	$(11,631,394)

Deferred income taxes are provided for temporary differences between the carrying amounts and tax basis of assets and liabilities. Deferred taxes are classified as current or noncurrent based on the financial statement classification of the related asset or liability giving rise to the temporary difference. For those deferred tax assets or liabilities (such as the tax effect of the net operating loss carryforwards) which do not relate to a financial statement asset or liability, the classification is based on the expected reversal date of the temporary difference. The income tax provision (benefit) from continuing operations consists of the following at December 31, 2019 and 2018:

	2019	2018
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,300,997)	(2,157,035)
State	(409,313)	(383,705)
Foreign	(3,676)	2,673
Change in valuation allowance	2,713,986	2,538,067
	$-	$-

At December 31, 2018 and 2017, the Company did not have any undistributed earnings of our foreign subsidiaries. As a result, no additional income or withholding taxes have been provided for. The Company does not anticipate any impacts of the global intangible low taxed income (“GILTI”) and base erosion anti-abuse tax (“BEAT”) and as such, the Company has not recorded any impact associated with either GILTI or BEAT.

The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 21% for the years ended December 31, 2019 and 2018 to pretax loss from operations as a result of the following for the years ended December 31, 2019 and 2018:

	2019	2018

Tax benefit at statutory rate	$(2,071,322)	$(2,442,593)
Increase (reduction) in income taxes resulting from:
State income benefit, net of federal benefit	(291,082)	(343,257)
Non-deductible loss on warrant valuation adjustment	(47,810)	(11,629)
Income (loss) from foreign subsidiaries	(2,595)	6,699
Change in valuation allowance	2,713,986	2,538,067
Other	(301,177)	252,713
Income tax expense (benefit)	$-	$-

The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2019 and 2018 are as follows:

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$23,727,093	$21,320,935
Net operating loss carryforwards - foreign	20,227	16,551
Excess of tax basis over book value of
property and equipment	4,240	(2,229)
Excess of tax basis over book value
of intangible assets	73,705	146,943
Stock-based compensation	1,607,841	1,520,209
Accrued employee compensation	357,869	83,393
Capitalized equity costs	49,471	49,471
Inventory reserve	38,323	29,510
	25,878,769	23,164,783
Valuation allowance	(25,878,769)	(23,164,783)
Net deferred tax assets	$-	$-

The Company’s ability to use its net operating loss carryforwards could be limited and subject to annual limitations. Since a full analysis under Section 382 of the Internal Revenue Code has not been performed, the Company may realize a “more than 50% change in ownership” which could limit its ability to use its net operating loss carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which net operating loss carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its net operating loss carryforwards for federal income tax purposes.

The federal and state net operating loss carryforwards of approximately $77.9M from years ending December 31, 2005 through December 31, 2017 will begin to expire in 2025. The federal and state net operating loss carryforward for the years ended December 31, 2019 and 2018 of $18M will not expire. The foreign net operating loss carryforward at December 31, 2019 of $0.1M will begin to expire in 2024.